Large Cap Fund (Prospectus Summary) | Large Cap Fund
TOUCHSTONE LARGE CAP FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Fund (the “Fund”) seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in Touchstone Funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 37 and in the Fund's Statement of Additional Information (“SAI”) on page 61.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Large Cap Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.44%	0.73%	0.37%	0.27%
Total Annual Fund Operating Expenses		1.39%	2.43%	1.07%	0.97%
Fee Waiver or Expense Reimbursement	[1]	(0.27%)	(0.56%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		1.12%	1.87%	0.87%	0.77%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will on a daily basis waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.12%, 1.87%, 0.87%, and 0.77%, of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This agreement will remain in effect through at least October 29, 2015, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers for the period indicated). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Large Cap Fund (USD $)	Class A	Class C	Class Y	Institutional Class
1 Year	683	290	89	79
3 Years	966	704	321	289

Assuming No Redemption
Expense Example, No Redemption (USD $)	Large Cap Fund Class C
1 Year	190
3 Years	704

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (i.e., “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies. For purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between $712 million and $618 billion as of August 31, 2014) at the time of purchase. The size of the companies in the Russell 1000® Index will change with market conditions.

The Fund's sub-advisor, London Company of Virginia d/b/a/ The London Company (the “Sub-Advisor”) seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company's respective private market values. Guiding principles of the Sub-Advisor's large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns. The Sub-Advisor utilizes a bottom-up approach in the security selection process. The Sub-Advisor screens a large-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield. The Sub-Advisor seeks companies that are trading at 30-40% discount to intrinsic value. The Sub-Advisor looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests. The Sub-Advisor seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. The Sub-Advisor adds securities to the Fund when the Sub-Advisor determines that risk/reward profile of the security has made it attractive to warrant purchase.

The Fund is non-diversified and will typically hold approximately 30 to 40 securities. The Sub-Advisor invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.The Sub-Advisor generally sells a security when: it becomes overvalued and has reached its price target; the issuer's fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative. The Sub-Advisor may also sell a security to adjust the Fund's overall portfolio risk.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that equity prices will decrease, which could result in a decline in the value of the Fund's shares. This price volatility and the Fund's unsecured ownership status as an equity holder are the principal risks to its equity investments.

•                  Large-Cap Risk: Stocks of larger companies may underperform relative to those of small- and mid-sized companies, especially during extended periods of economic expansion.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if a sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a significant percentage of its assets in the securities of a single issuer or limited number of issuers. This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.

The Fund's Performance
The Fund's performance information is only shown when it has had a full calendar year of operations. Since the Fund is a new series, there is no performance information included in this summary prospectus. For a discussion on the “Prior Performance for Similar Accounts Managed by the Sub-Advisor” see the Fund's prospectus on page 35.